Warrants (Details)	12 Months Ended
	Dec. 31, 2021 D $ / shares	Feb. 11, 2021 $ / shares
Public Warrants
Class of Warrant or Right [Line Items]
Public Warrants exercisable term after the completion of a business combination	30 days
Public Warrants exercisable term from the closing of the public offering	12 months
Public Warrants expiration term	5 years
Trading days determining volume weighted average price	20 days
Aggregate gross proceeds as percentage of total equity proceeds	60.00%
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Threshold trading days for redemption of public warrants | D	20
Trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination | D	30
Adjustment of redemption price of stock based on market value and newly issued price (as a percent)	180.00%
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Adjustment of redemption price of stock based on market value and newly issued price (as a percent)	100.00%
Private Placement Warrants
Class of Warrant or Right [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days
Class A ordinary shares
Class of Warrant or Right [Line Items]
Price per share	$ 9.20	$ 11.50